UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JANUARY 31, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.1%
	Shares	Value

CONSUMER DISCRETIONARY — 14.8%
Ameristar Casinos	449,000	$11,898,500
Black Diamond*	488,000	3,733,200
Bob Evans Farms	333,400	14,759,618
Children’s Place Retail Stores*	260,200	12,968,368
Columbia Sportswear	148,000	7,561,320
Cooper Tire & Rubber	340,500	8,669,130
Finish Line, Cl A	140,700	2,622,648
Group 1 Automotive	239,700	16,237,278
Hillenbrand	493,200	12,206,700
Insight Enterprises*	861,700	16,889,320
Jos A Bank Clothiers*	212,250	8,604,615
Matthews International, Cl A	391,600	12,828,816
MDC Holdings	111,100	4,368,452
Men’s Wearhouse	492,400	14,944,340
Outdoor Channel Holdings	196,100	1,513,892
Rush Enterprises, Cl B*	174,100	3,407,137
Standard Parking*	521,100	10,922,256
Stoneridge*	894,400	5,598,944
WMS Industries*	736,400	18,225,900

		187,960,434

CONSUMER STAPLES — 0.9%
Snyders-Lance	443,100	11,268,033

ENERGY — 3.5%
Bonanza Creek Energy*	97,000	2,995,360
Carrizo Oil & Gas*	541,700	11,635,716
Halcon Resources*	562,749	4,299,402
Natural Gas Services Group*	215,700	3,923,583
Oceaneering International	169,500	10,714,095
Unit*	242,700	11,681,151

		45,249,307

FINANCIAL SERVICES — 22.4%
Ameris Bancorp*	717,028	9,507,791
BancorpSouth	47,800	693,100
Bank of Kentucky Financial	104,500	2,743,125
Berkshire Hills Bancorp	391,100	9,464,620
Boston Private Financial Holdings	1,172,200	10,842,850
Brandywine Realty Trust†	491,130	6,252,085
Bryn Mawr Bank	388,700	8,994,518
Campus Crest Communities†	928,800	11,219,904
CapLease†	1,242,200	7,192,338
Columbia Banking System	8,100	163,620
CubeSmart†	626,600	9,555,650
CVB Financial	669,685	7,366,535
Duke Realty†	281,300	4,334,833
Eagle Bancorp*	2,200	49,632
Enterprise Financial Services	366,200	4,910,742
Excel Trust†	886,200	11,148,396
Financial Institutions	178,600	3,588,074
First of Long Island	161,600	4,712,256
Flushing Financial	543,100	8,602,704
FNB	881,100	10,211,949
Fortegra Financial*	417,800	3,831,226
Hancock Holding	272,600	8,237,972
Hanover Insurance Group	140,300	5,830,868
Heritage Financial	427,500	6,040,575
HFF, Cl A	370,000	6,452,800
Jack Henry & Associates	266,600	11,058,568

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JANUARY 31, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIAL SERVICES — continued
Kite Realty Group Trust†	1,275,700	$7,717,985
Lexington Realty Trust†	933,241	10,265,651
Mack-Cali Realty†	111,000	3,015,870
Meadowbrook Insurance Group	414,310	2,597,724
Navigators Group*	123,200	6,681,136
Park Sterling*	346,700	1,969,256
Parkway Properties†	221,100	3,502,224
Pebblebrook Hotel Trust†	493,600	12,295,576
ProAssurance	167,200	7,530,688
Prosperity Bancshares	239,200	10,790,312
SCBT Financial	73,400	3,090,140
Selective Insurance Group	202,500	4,153,275
Susquehanna Bancshares	693,431	7,918,982
Trico Bancshares	373,900	6,161,872
Union First Market Bankshares	462,000	8,075,760
United Financial Bancorp	357,700	5,354,769
Univest Corp of Pennsylvania	175,700	2,965,816
Waddell & Reed Financial, Cl A	176,700	7,014,990

		284,108,757

HEALTH CARE — 8.0%
Bio-Rad Laboratories, Cl A*	158,000	17,978,820
Charles River Laboratories International*	239,000	9,875,480
CONMED	358,200	10,520,334
Hanger Orthopedic Group*	574,000	16,491,020
HealthSouth*	492,900	11,760,594
Hill-Rom Holdings	122,000	4,047,960
Medical Action Industries*	242,200	1,116,542
Owens & Minor	144,200	4,413,962
Sirona Dental Systems*	229,400	15,248,218
WellCare Health Plans*	185,400	9,401,634

		100,854,564

INDUSTRIALS — 1.1%
Altra Holdings	556,400	13,325,780
Kforce	86,300	1,187,488

		14,513,268

INFORMATION TECHNOLOGY — 1.7%
Electro Scientific Industries	815,650	8,809,020
WEX*	156,500	12,302,465

		21,111,485

MATERIALS & PROCESSING — 14.0%
ABM Industries	547,100	11,992,432
Aptargroup	382,700	19,720,531
Belden CDT	296,900	14,295,735
Brady, Cl A	344,300	12,012,627
Carpenter Technology	231,700	12,124,861
Consolidated Graphics*	375,200	13,743,576
HB Fuller	360,400	14,084,432
Innophos Holdings	243,400	12,308,738
Koppers Holdings	323,400	13,117,104
Kraton Performance Polymers*	386,800	10,153,500
OM Group*	417,900	11,542,398
Omnova Solutions*	987,400	8,076,932
Rogers*	234,000	10,965,240
United Stationers	400,600	13,356,004

		177,494,110

PRODUCER DURABLES — 19.0%
Actuant, Cl A	510,800	15,058,384

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JANUARY 31, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value

PRODUCER DURABLES — continued
Albany International, Cl A	456,100	$11,429,866
Briggs & Stratton	552,200	13,103,706
CBIZ*	1,281,100	7,763,466
Celadon Group	530,500	10,509,205
Compass Diversified Holdings	912,600	14,437,332
ESCO Technologies	345,900	14,240,703
Esterline Technologies*	164,800	10,941,072
Granite Construction	344,800	12,536,928
Heartland Express	417,500	5,774,025
II-VI*	295,400	5,027,708
Kaman	330,800	12,021,272
Littelfuse	285,900	18,300,459
Measurement Specialties*	402,200	14,197,660
Methode Electronics	1,087,900	10,465,598
Michael Baker	338,300	8,690,927
Moog, Cl A*	44,200	1,935,960
Navigant Consulting*	936,100	10,793,233
Orbital Sciences*	883,900	12,993,330
Regal-Beloit	253,600	18,806,976
Triumph Group	174,600	12,286,602

		241,314,412

TECHNOLOGY — 9.2%
ATMI*	631,800	12,895,038
Black Box	327,400	7,670,982
Coherent	164,300	9,103,863
Emulex*	1,327,800	10,144,392
FormFactor*	733,800	3,669,000
GSI Group*	1,145,500	10,882,250
Harmonic*	1,337,400	6,994,602
Integrated Device Technology*	2,299,500	16,625,385
IXYS	962,100	9,274,644
Jabil Circuit	429,600	8,123,736
ON Semiconductor*	1,151,720	9,041,002
Plantronics	294,600	12,113,952

		116,538,846

UTILITIES — 1.5%
IDACORP	272,100	12,628,161
UNS Energy	136,700	6,191,143

		18,819,304

TOTAL COMMON STOCK (Cost $952,413,833)		1,219,232,520

CASH EQUIVALENT — 4.1%
Dreyfus Treasury Prime Cash Management, 0.000%, (A) (Cost $51,781,114)	51,781,114	51,781,114

TOTAL INVESTMENTS — 100.2% (Cost $1,004,194,947)‡		$1,271,013,634

Percentages are based on Net Assets of $1,267,972,124.

(A)	Rate shown is the 7-day effective yield as of January 31, 2013

*	Non-income producing security.

†	Real Estate Investment Trust

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JANUARY 31, 2013 (Unaudited)

‡	At January 31, 2013, the tax basis cost of the Portfolio’s investments was $1,004,194,947, and the unrealized appreciation and depreciation were $315,097,934 and $(48,279,247), respectively.

Cl	— Class

As of January 31, 2013, all of the Portfolio’s investments are Level 1 in accordance with ASC-820.

For the quarter ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended January 31, 2013, there were no Level 3 securities.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

ICM-QH-001-1800

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 28, 2013